Organization and Principal Activities (Details) ¥ in Thousands, $ in Millions			12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Organization and Principal Activities [Line Items]
Beneficial interests			100.00%	100.00%
VIE percentage			100.00%	100.00%
Statutory reserves (in Dollars)
Percentage of equity interests			14.24%	14.24%
Net loss | ¥			¥ (159,590)		¥ (91,022)		¥ (146,461)
Net cash used in operating activities | ¥			(26,950)		(158,861)		¥ (187,594)
Accumulated deficit | ¥			¥ (2,113,821)		(1,259,479)
Gross proceeds	¥ 137,900	$ 19.2
Additional Paid-in Capital [Member]
Organization and Principal Activities [Line Items]
VIE obligations (in Dollars)								$ 65.3	$ 65.3
Net loss | ¥
PIPE financing from Prime Impact Cayman LLC [Member]
Organization and Principal Activities [Line Items]
Gross proceeds		1.2
World Dynamic Limited [Member]
Organization and Principal Activities [Line Items]
Gross proceeds		13.0
Goldrock Holdings Limited [Member]
Organization and Principal Activities [Line Items]
Gross proceeds		$ 5.0